Securities Owned	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Securities Owned [Abstract]
Securities Owned
5.	Securities Owned

Securities owned primarily consist of unencumbered U.S. Treasury bills held for liquidity purposes. Total securities owned were $38.2 million and $16.3 million as of March 31, 2012 and December 31, 2011, respectively.

Securities owned consisted of the following (in thousands):

	March 31, 2012	December 31, 2011
Government debt	$38,235	$16,007
Equities	—	275

Total	$38,235	$16,282

As of March 31, 2012, the Company has not pledged any of the securities owned to satisfy deposit requirements at exchanges or clearing organizations.

6.	Securities Owned

Securities owned primarily consist of unencumbered U.S. Treasury bills held for liquidity purposes. Total securities owned were $16.3 million and $11.1 million as of December 31, 2011 and December 31, 2010, respectively.

Securities owned consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Government debt	$16,007	$11,009
Equities	275	87

Total	$16,282	$11,096

As of December 31, 2011, the Company had not pledged any of the securities owned to satisfy deposit requirements at various exchanges or clearing organizations.